LOANS AND BORROWINGS - Type of short-term borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Short-term borrowings by type
Unsecured short-term loans and borrowings		¥ 60,000
Secured short-term loans and borrowings	¥ 239,777	273,000
Short-term borrowings	¥ 239,777	¥ 333,000